Acquisitions and Divestitures (Consideration Transferred) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Chatom Processing, Gathering and Fraftionation Plant [Member] mi	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of voting interests acquired								87.40%
Cash								$ 51,377
Unbilled revenue	23,756			23,756		21,512		4,535
Property, plant and equipment, net	316,655			316,655		223,819		58,279
Asset retirement obligation liability	(34,440)			(34,440)		(8,319)		452
Accounts Payable, Current	(2,248)			(2,248)		(5,527)		(399)
Gas Purchase Payable, Current	(16,320)			(16,320)		(17,034)		(3,631)
Asset Retirement Obligation, Current								(452)
Stockholders' Equity Attributable to Noncontrolling Interest	(7,400)			(7,400)		(7,438)		(7,407)
Total identifiable net assets								51,377
Business Acquisition, Cost of Acquired Entity, Cash Paid								51,400
Chatom Assets Location							15
Capacity of Refrigeration Processing Plant							25
Fractionation unit							1,900
Long-ton per day sulfur recovery							160
Gas gathering system							29
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%			12.60%
Revenues	79,536	53,401		216,626	141,580
Net income (loss)	$ (2,731)	$ (4,275)	$ (4,275)	$ (28,396)	$ (257)